Income Taxes (Details)	6 Months Ended
Jun. 30, 2023 HKD ($)
Income Taxes (Details) [Line Items]
Percentage of income tax rate	25.00%
Existing tax rate	16.50%
Percentage of statutory rate	25.00%
Enterprise income tax	25.00%
Exempted tax rate	25.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Profit amount (in Dollars)	$ 2,000
Percentage of income tax rate	8.25%
PRC [Member]
Income Taxes (Details) [Line Items]
Percentage of income tax rate	10.00%